Schedule of Investments (unaudited)	iShares® Russell Top 200 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Boeing Co. (The)(a)	18,196	$2,487,757
General Dynamics Corp.	8,356	1,848,765
L3Harris Technologies Inc.	6,474	1,564,766
Lockheed Martin Corp.	7,912	3,401,844
Northrop Grumman Corp.	4,916	2,352,650
Raytheon Technologies Corp.	49,892	4,795,120
		16,450,902
Air Freight & Logistics — 0.7%
FedEx Corp.	8,040	1,822,748
United Parcel Service Inc., Class B	24,474	4,467,484
		6,290,232
Automobiles — 2.5%
Ford Motor Co.	132,672	1,476,639
General Motors Co.(a)	49,019	1,556,844
Tesla Inc.(a)	28,286	19,048,358
		22,081,841
Banks — 3.7%
Bank of America Corp.	233,620	7,272,590
Citigroup Inc.	65,925	3,031,891
JPMorgan Chase & Co.	96,984	10,921,368
PNC Financial Services Group Inc. (The)	13,795	2,176,437
Truist Financial Corp.	45,316	2,149,338
U.S. Bancorp	45,082	2,074,674
Wells Fargo & Co.	126,286	4,946,623
		32,572,921
Beverages — 2.2%
Coca-Cola Co. (The)	129,924	8,173,519
Constellation Brands Inc., Class A	5,205	1,213,077
Keurig Dr Pepper Inc.	29,163	1,032,078
Monster Beverage Corp.(a)	12,331	1,143,084
PepsiCo Inc.	46,006	7,667,360
		19,229,118
Biotechnology — 2.5%
AbbVie Inc.	59,273	9,078,252
Amgen Inc.	17,799	4,330,497
Gilead Sciences Inc.	41,805	2,583,967
Moderna Inc.(a)	11,473	1,638,918
Regeneron Pharmaceuticals Inc.(a)	3,453	2,041,172
Vertex Pharmaceuticals Inc.(a)	8,544	2,407,614
		22,080,420
Building Products — 0.1%
Johnson Controls International PLC	23,161	1,108,949

Capital Markets — 2.8%
BlackRock Inc.(b)	4,946	3,012,312
Blackstone Inc., NVS	23,343	2,129,582
Charles Schwab Corp. (The)	50,585	3,195,960
CME Group Inc.	11,954	2,446,984
Goldman Sachs Group Inc. (The)	11,175	3,319,198
Intercontinental Exchange Inc.	18,284	1,719,427
Moody's Corp.	5,269	1,433,010
Morgan Stanley	42,685	3,246,621
S&P Global Inc.	11,294	3,806,756
		24,309,850
Chemicals — 1.2%
Air Products and Chemicals Inc.	7,403	1,780,273
Dow Inc.	24,950	1,287,670
Security	Shares	Value

Chemicals (continued)
Ecolab Inc.	8,201	$1,260,986
Linde PLC.	16,759	4,818,715
Sherwin-Williams Co. (The)	7,975	1,785,682
		10,933,326
Commercial Services & Supplies — 0.2%
Waste Management Inc.	13,898	2,126,116

Communications Equipment — 0.7%
Cisco Systems Inc.	137,493	5,862,702

Consumer Finance — 0.5%
American Express Co.	20,009	2,773,647
Capital One Financial Corp.	13,309	1,386,665
		4,160,312
Diversified Financial Services — 1.9%
Berkshire Hathaway Inc., Class B(a)	60,147	16,421,334

Diversified Telecommunication Services — 1.4%
AT&T Inc.	239,900	5,028,304
Verizon Communications Inc.	139,650	7,087,238
		12,115,542
Electric Utilities — 1.6%
American Electric Power Co. Inc.	17,463	1,675,400
Duke Energy Corp.	25,636	2,748,436
Exelon Corp.	33,488	1,517,676
NextEra Energy Inc.	65,318	5,059,532
Southern Co. (The)	35,938	2,562,739
		13,563,783
Electrical Equipment — 0.4%
Eaton Corp. PLC	13,423	1,691,164
Emerson Electric Co.	19,875	1,580,857
		3,272,021
Energy Equipment & Services — 0.2%
Schlumberger NV.	49,958	1,786,498
Entertainment — 1.2%
Activision Blizzard Inc.	25,938	2,019,533
Netflix Inc.(a)	14,580	2,549,604
Walt Disney Co. (The)(a)	60,250	5,687,600
		10,256,737
Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.(c)	15,497	3,960,878
Crown Castle International Corp.	14,387	2,422,483
Digital Realty Trust Inc.	9,492	1,232,347
Equinix Inc.	3,017	1,982,229
Prologis Inc.	24,677	2,903,249
Public Storage	5,245	1,639,954
		14,141,140
Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	14,714	7,052,126
Sysco Corp.	17,077	1,446,593
Walgreens Boots Alliance Inc.	24,088	912,935
Walmart Inc.	47,682	5,797,177
		15,208,831
Food Products — 0.8%
Archer-Daniels-Midland Co.	18,941	1,469,822
General Mills Inc.	20,408	1,539,783
Kraft Heinz Co. (The)	23,620	900,867

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Mondelez International Inc., Class A	45,257	$2,810,007
		6,720,479
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	57,045	6,197,939
Baxter International Inc.	16,745	1,075,531
Becton Dickinson and Co.	9,468	2,334,146
Boston Scientific Corp.(a)	47,244	1,760,784
Edwards Lifesciences Corp.(a)	20,556	1,954,670
Intuitive Surgical Inc.(a)	11,829	2,374,199
Medtronic PLC	44,330	3,978,618
Stryker Corp.	11,610	2,309,577
		21,985,464
Health Care Providers & Services — 3.8%
Centene Corp.(a)	19,808	1,675,955
Cigna Corp.	10,536	2,776,447
CVS Health Corp.	43,820	4,060,361
Elevance Health Inc.	8,096	3,906,968
HCA Healthcare Inc.	7,525	1,264,651
Humana Inc.	4,232	1,980,872
McKesson Corp.	4,889	1,594,841
UnitedHealth Group Inc.	31,021	15,933,316
		33,193,411
Hotels, Restaurants & Leisure — 1.6%
Airbnb Inc., Class A(a)	12,567	1,119,468
Booking Holdings Inc.(a)(c)	1,355	2,369,881
Marriott International Inc./MD, Class A	9,503	1,292,503
McDonald's Corp.	24,859	6,137,190
Starbucks Corp.	38,273	2,923,675
		13,842,717
Household Products — 1.7%
Colgate-Palmolive Co.	27,623	2,213,707
Kimberly-Clark Corp.	11,218	1,516,113
Procter & Gamble Co. (The)	78,932	11,349,632
		15,079,452
Industrial Conglomerates — 1.0%
3M Co.	18,596	2,406,509
General Electric Co.	36,308	2,311,730
Honeywell International Inc.	22,563	3,921,675
		8,639,914
Insurance — 1.6%
American International Group Inc.	27,436	1,402,803
Aon PLC, Class A	7,019	1,892,884
Chubb Ltd.	14,126	2,776,889
Marsh & McLennan Companies Inc.	16,622	2,580,565
MetLife Inc.	24,210	1,520,146
Progressive Corp. (The)(c)	19,480	2,264,940
Travelers Companies Inc. (The)	8,195	1,386,020
		13,824,247
Interactive Media & Services — 6.2%
Alphabet Inc., Class A(a)	10,044	21,888,488
Alphabet Inc., Class C, NVS(a)	9,167	20,052,354
Meta Platforms Inc, Class A(a)	76,452	12,327,885
		54,268,727
Internet & Direct Marketing Retail — 3.6%
Amazon.com Inc.(a)	296,135	31,452,498
IT Services — 4.8%
Accenture PLC, Class A	21,100	5,858,415
Security	Shares	Value

IT Services (continued)
Automatic Data Processing Inc.	13,935	$2,926,907
Block Inc.(a)(c)	17,148	1,053,916
Cognizant Technology Solutions Corp., Class A	17,413	1,175,203
Fidelity National Information Services Inc.	20,310	1,861,818
Fiserv Inc.(a)	19,861	1,767,033
International Business Machines Corp.	30,102	4,250,101
Mastercard Inc., Class A	28,672	9,045,443
PayPal Holdings Inc.(a)	38,445	2,684,999
Snowflake Inc., Class A(a)(c)	6,504	904,446
Visa Inc., Class A	54,749	10,779,531
		42,307,812
Life Sciences Tools & Services — 1.5%
Danaher Corp.	21,575	5,469,694
Illumina Inc.(a)	5,182	955,354
Thermo Fisher Scientific Inc.	13,058	7,094,150
		13,519,198
Machinery — 0.9%
Caterpillar Inc.	17,805	3,182,822
Deere & Co.	9,376	2,807,831
Illinois Tool Works Inc.	10,252	1,868,427
		7,859,080
Media — 0.9%
Charter Communications Inc., Class A(a)	3,814	1,786,973
Comcast Corp., Class A	148,052	5,809,561
		7,596,534
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	48,345	1,414,574
Newmont Corp.	26,658	1,590,683
Southern Copper Corp.	2,975	148,185
		3,153,442
Multi-Utilities — 0.4%
Dominion Energy Inc.	26,717	2,132,284
Sempra Energy	10,526	1,581,742
		3,714,026
Multiline Retail — 0.5%
Dollar General Corp.	7,716	1,893,815
Target Corp.	15,478	2,185,958
		4,079,773
Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.	66,765	9,666,237
ConocoPhillips	44,422	3,989,540
EOG Resources Inc.	20,363	2,248,890
Exxon Mobil Corp.	142,639	12,215,604
Kinder Morgan Inc.	77,019	1,290,838
Marathon Petroleum Corp.	20,079	1,650,695
Occidental Petroleum Corp.	27,723	1,632,330
Pioneer Natural Resources Co.	8,256	1,841,748
		34,535,882
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	7,595	1,934,219

Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	71,575	5,511,275
Eli Lilly & Co.	28,156	9,129,020
Johnson & Johnson.	87,540	15,539,225
Merck & Co. Inc.	84,430	7,697,483
Pfizer Inc.	188,568	9,886,620

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis Inc.	15,732	$2,704,174
		50,467,797
Road & Rail — 1.1%
CSX Corp.	71,864	2,088,368
Norfolk Southern Corp.	7,846	1,783,317
Uber Technologies Inc.(a)	63,287	1,294,852
Union Pacific Corp.	20,863	4,449,661
		9,616,198
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices Inc.(a)	53,968	4,126,933
Analog Devices Inc.	17,473	2,552,631
Applied Materials Inc.	29,306	2,666,260
Broadcom Inc.	13,344	6,482,649
Intel Corp.	136,242	5,096,813
KLA Corp.	5,029	1,604,653
Lam Research Corp.	4,611	1,964,978
Marvell Technology Inc.	28,342	1,233,727
Micron Technology Inc.	37,176	2,055,089
Nvidia Corp.	80,304	12,173,283
Qualcomm Inc.	37,374	4,774,155
Texas Instruments Inc.	30,661	4,711,063
		49,442,234
Software — 10.5%
Adobe Inc.(a)	15,717	5,753,365
Atlassian Corp. PLC, Class A(a)(c)	4,599	861,853
Autodesk Inc.(a)	7,283	1,252,385
Intuit Inc.	9,196	3,544,506
Microsoft Corp.	249,450	64,066,243
Oracle Corp.	50,626	3,537,239
Palo Alto Networks Inc.(a)	3,266	1,613,208
Roper Technologies Inc.(c)	3,563	1,406,138
Salesforce Inc.(a)	32,103	5,298,279
ServiceNow Inc.(a)	6,719	3,195,019
VMware Inc., Class A	6,961	793,415
Workday Inc., Class A(a)	6,454	900,849
		92,222,499
Specialty Retail — 1.8%
Home Depot Inc. (The)	34,530	9,470,543
Security	Shares	Value

Specialty Retail (continued)
Lowe's Companies Inc.	22,248	$3,886,058
TJX Companies Inc. (The)	39,322	2,196,134
		15,552,735
Technology Hardware, Storage & Peripherals — 8.0%
Apple Inc.	509,860	69,708,059

Textiles, Apparel & Luxury Goods — 0.5%
Nike Inc., Class B	40,823	4,172,111

Tobacco — 0.9%
Altria Group Inc.	60,533	2,528,464
Philip Morris International Inc.	51,815	5,116,213
		7,644,677
Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	19,812	2,665,506

Total Long-Term Investments — 99.8%
(Cost: $849,921,140)		873,171,266

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(b)(d)(e)	12,817,223	12,815,941
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(b)(d)	1,400,000	1,400,000

Total Short-Term Securities — 1.6%
(Cost: $14,216,515)		14,215,941

Total Investments in Securities — 101.4%
(Cost: $864,137,655)		887,387,207

Liabilities in Excess of Other Assets — (1.4)%	(12,210,163)

Net Assets — 100.0%		$875,177,044

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	All or a portion of this security is on loan.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$249,903	$12,566,921	(a)	$—	$(344)	$(539)	$12,815,941	12,817,223	$2,286	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,385,000	15,000	(a)	—	—	—	1,400,000	1,400,000	2,293		—
BlackRock Inc.	3,604,590	363,564		(216,161)	45,144	(784,825)	3,012,312	4,946	23,019		—
					$44,800	$(785,364)	$17,228,253		$27,598		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 ETF
June 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	10	09/16/22	$1,895	$(60,820)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$873,171,266	$—	$—	$873,171,266
Money Market Funds	14,215,941	—	—	14,215,941
	$887,387,207	$—	$—	$887,387,207
Derivative financial instruments(a)
Liabilities
Futures Contracts.	$(60,820)	$—	$—	$(60,820)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

4